Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of maturity analysis of undiscounted future lease payments for lease liabilities
2023	$5,370
2024	4,344
2025	3,309
2026	2,447
2027	1,964
2028 and thereafter	17,258
Total undiscounted cash flows	$34,692
Less imputed interest	(5,819)
Present value of lease liabilities	$28,873

Schedule of lease information
	Year ended December 31,
	2021	2022

Expenses relating to operating lease costs	$2,889	$1,930
Expenses relating to short-term leases	$57	$109
Expenses relating to variable lease payments	$2,928	$2,753
Total cash outflow for leases	$5,874	$4,792

Schedule of weighted average remaining lease terms
December 31,
2022
Weighted average remaining lease term (years)	12.4
Weighted average discount rate	2.96%

Schedule of right-of-use assets
	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2022	$33,241	$3,505	$36,746
Additions during the year:
New leases	4,881	1,468	6,349
Modification of leases	589	89	678
Adjustments for indexation	947	95	1,042
Adjustments arising from translating financial statements of foreign operations	(1,228)	7	(1,221)
Acquisition of subsidiaries	2,714	40	2,754
Disposals during the year:
Termination of leases	(692)	(333)	(1,025)

Balance as of December 31, 2022	$40,452	$4,871	$45,323

Accumulated depreciation:
Balance as of January 1, 2022	11,943	1,523	13,466
Additions during the year:
Depreciation	3,151	1,169	4,320
Adjustments arising from translating financial statements of foreign operations	665	29	694
Disposals during the year:
Termination of leases	(509)	(184)	(693)

Balance as of December 31, 2022	15,250	2,537	17,787

Depreciated cost at December 31, 2022	$25,202	$2,334	$27,536

	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2021	$28,563	$3,283	$31,846
Additions during the year:
New leases	4,199	235	4,434
Adjustments for indexation	186	103	289
Adjustments arising from translating financial statements of foreign operations	1,781	159	1,940
Acquisition of subsidiaries	1,129	-	1,129
Disposals during the year:
Termination of leases	(2,617)	(275)	(2,892)

Balance as of December 31, 2021	$33,241	$3,505	$36,746

Accumulated depreciation:
Balance as of January 1, 2021	7,432	1,051	8,483
Additions during the year:
Depreciation	4,514	473	4,987
Adjustments arising from translating financial statements of foreign operations	1,510	157	1,667
Disposals during the year:
Termination of leases	(1,511)	(160)	(1,671)

Balance as of December 31, 2021	11,945	1,521	13,466

Depreciated cost at December 31, 2021	$21,296	$1,984	$23,280